Massachusetts Mutual Variable Annuity Separate Account 1-
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Part 11

Part 11 was not included with the Annual Report (N30-D filing) sent to the contract owners in February, 2000. The contract owners did receive the accompanying Separate Account financial statements and the respective underlying Fund report that the Massachusetts Mutual Variable Annuity Separate Account 1-Variable Annuity Fund and Flex-Annuity IV (Qualified) invest in.

The following underlying Fund that was sent to the contract owners is incorporated by reference in this filing to the SEC as part of the Edgarization filing:

1.	The MML Series Investment Fund was edgarized and filed with the SEC in February, 2000 under File number 811-0224.

A Message To Our Contract Owners:

We are pleased to forward this combined Annual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 (“Separate Account 1”) pertaining to Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) (the “Segment”), and the MML Series Investment Fund ( “MML Trust”). These reports are for the year ended December 31, 1999.

The Annual Report for the Segment begins on page 2. The Segment has net assets of $340,642,095 as of December 31, 1999. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend Divisions of the Segment as of December 31, 1999 are shown in detail in the table on page 2.

The Annual Report for the MML Trust follows the Segment’s Annual Report. This report contains a detailed description of the financial results of four series of the MML Trust — MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1999.

We appreciate the interest and confidence you have shown in Separate Account 1.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

Robert J. O ’Connell
President and Chief Executive Officer

February 1, 2000

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

ASSETS

Investment in the MML Series Investment Fund

Number of shares (Note 2)	3,142,750	9,687,162	844,626	8,427,003

Identified cost (Note 3B)	$ 79,524,533	$ 9,687,162	$ 10,233,033	$170,160,432

Value (Note 3A)	$114,884,438	$ 9,687,162	$ 9,806,416	$198,091,215

Dividends receivable	3,600,017	41,817	149,195	5,459,232

Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-

Other assets	1,361	281	61	2,033

Total assets	118,485,816	9,729,260	9,955,672	203,552,480

LIABILITIES

Annuitant mortality fluctuation reserve (Note 3D)	14,096	1,710	1,150	14,035

Payable to Massachusetts Mutual Life Insurance Company	325,059	26,409	30,197	668,477

Total liabilities	339,155	28,119	31,347	682,512

NET ASSETS	$118,146,661	$ 9,701,141	$ 9,924,325	$202,869,968

Net Assets:

Accumulation units value	$117,676,819	$ 9,644,139	$ 9,885,979	$202,402,151

Annuity reserves (Note 3E)	469,842	57,002	38,346	467,817

Net assets	$118,146,661	$ 9,701,141	$ 9,924,325	$202,869,968

Contractowners accumulation units (Note 8)	10,653,725	3,992,145	2,562,737	36,940,327

NET ASSET VALUE PER ACCUMULATION UNIT

Variable Annuity Fund 4 Contracts

December 31, 1999	$ 11.96	$ 2.77	$ 4.49	$ 5.93

December 31, 1998	12.53	2.67	4.61	6.05

December 31, 1997	10.86	2.55	4.29	5.36

December 31, 1996	8.51	2.45	3.93	4.47

December 31, 1995	7.12	2.34	3.84	3.95

Flex-Annuity IV Contracts

December 31, 1999	$ 10.96	$ 2.36	$ 3.78	$ 5.46

December 31, 1998	11.54	2.28	3.90	5.60

December 31, 1997	10.05	2.20	3.65	4.99

December 31, 1996	7.91	2.11	3.37	4.18

December 31, 1995	6.66	2.04	3.30	3.71

See Notes to Financial Statements.

2

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1999

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

Investment Income

Dividends (Note 3B)	$ 3,601,163	$ 450,302	$ 665,655	$ 11,274,598

Expenses

Mortality and expense risk fees (Note 4)	1,632,696	111,321	129,527	2,822,975

Net investment income (loss) (Note 3C)	1,968,467	338,981	536,128	8,451,623

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 7)	14,151,073	-	(74,160)	18,200,773

Change in net unrealized appreciation of investments	(22,450,375)	-	(801,012)	(31,719,795)

Net gain (loss) on investments	(8,299,302)	-	(875,172)	(13,519,022)

Net increase (decrease) in net assets resulting from operations	$ (6,330,835)	$ 338,981	$ (339,044)	$ (5,067,399)

See Notes to Financial Statements.

3
Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1999 and 1998

	1999				1998
	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 1,968,467	$ 338,981	$ 536,128	$ 8,451,623	$ 5,281,854	$ 446,710	$ 678,717	$ 18,159,176

Net realized gain (loss) on investments	14,151,073	-	(74,160)	18,200,773	14,210,634	-	108,221	15,752,768

Change in net unrealized appreciation/of investments	(22,450,375)	-	(801,012)	(31,719,795)	231,274	-	106,881	(4,964,364)

Net increase (decrease) in net assets resulting from operations	(6,330,835)	338,981	(339,044)	(5,067,399)	19,723,762	446,710	893,819	28,947,580

Capital transactions: (Note 8)

Net contract payments (Note 6)	1,554,576	342,553	245,304	5,458,397	2,466,721	175,530	206,834	5,220,296

Withdrawal of funds	(23,092,555)	(3,677,844)	(1,740,918)	(45,212,887)	(22,108,471)	(2,478,180)	(2,165,098)	(35,159,415)

Reimbursement (payment) of accumulation unit value fluctuation	26,319	(1,352)	(1,444)	(22,946)	(12,533)	(894)	109,281	(44,524)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	(62,752)	(13,749)	1,286	27,684	(10,142)	1,142	(182,559)	(66,546)

Annuity benefit payments	(42,173)	(7,206)	(4,392)	(55,938)	(47,641)	(8,709)	(9,378)	(47,457)

Withdrawal due to administrative charges and contingent deferred sales charges (Note 6)	(142,812)	(15,512)	(14,845)	(299,824)	(154,800)	(15,832)	(18,209)	(337,671)

Divisional transfers	1,214,644	1,556,582	(512,636)	(2,258,590)	1,529,256	1,133,039	51,073	(2,713,368)

Net decrease in net assets resulting from capital transactions	(20,544,753)	(1,816,528)	(2,027,645)	(42,364,104)	(18,337,610)	(1,193,904)	(2,008,056)	(33,148,685)

Total increase (decrease)	(26,875,588)	(1,477,547)	(2,366,689)	(47,431,503)	1,386,152	(747,194)	(1,114,237)	(4,201,105)

NET ASSETS, at beginning of the year	145,022,249	11,178,688	12,291,014	250,301,471	143,636,097	11,925,882	13,405,251	254,502,576

NET ASSETS, at end of the year	$118,146,661	$ 9,701,141	$ 9,924,325	$202,869,968	$145,022,249	$ 11,178,688	$ 12,291,014	$250,301,471

See Notes to Financial Statements.

4

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Notes To Financial Statements

1.	HISTORY

Massachusetts Mutual Variable Annuity Separate Account 1 (“Separate Account 1”) is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company (“MassMutual”). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”) and the rules promulgated thereunder.

MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified). These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments (the “Segment”).

2.	INVESTMENT OF THE SEGMENT’S ASSETS

The Variable Annuity Fund 4 and the Flex-Annuity IV (Qualified) segments each have four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the eight separate series of shares of the MML Series Investment Fund (the “MML Trust”). The MML Trust is an open-end, management investment company registered under the 1940 Act. MassMutual serves as the investment manager to the MML Trust. David L. Babson & Company, Inc. ( “Babson”), a controlled subsidiary of MassMutual, served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund (effective January 1, 2000, Babson will continue to serve as the sub-adviser to the MML Equity Fund and will become the sub-adviser to the MML Money Market Fund, MML Managed Bond Fund and the entire MML Blend Fund) .

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation

Investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

B. Accounting For Investments

Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

Notes To Financial Statements (Continued)

D. Annuitant Mortality Fluctuation Reserve

The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segments. Net transfers from the Segments to MassMutual totaled $52,683 for the year ended December 31, 1999. The reserve is subject to a maximum of 3% of the Segment’s annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of contracts except to the extent necessary to cover mortality losses under the contracts.

E. Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	CHARGES FOR MORTALITY AND EXPENSE RISKS

A. Variable Annuity Fund 4 Contracts

Currently, daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.73% of the value of the Variable Annuity Fund 4 Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Variable Annuity Fund 4 Contracts.

B. Flex-Annuity IV (Qualified) Contracts

Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Flex-Annuity IV Contracts.

5.	DISTRIBUTION AGREEMENT

MML Investors Services, Inc. (“MMLISI”), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter for the contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The contracts are no longer offered for sale to the public. However, contract owners may continue to make purchase payments under existing contracts.

Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MMLISI. MMLISI also receives compensation for its activities as underwriter of the contracts.

Notes To Financial Statements (Continued)

6.	CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For the Year Ended December 31, 1999

Gross contract payments	$ 1,557,106	$ 345,344	$ 246,021	$ 5,464,064

Less deductions for administrative and sales expenses and premium taxes under Variable Annuity Fund 4 Contracts	1,976	2,681	632	3,703

Less deductions for premium taxes under Flex-Annuity IV Contracts	554	110	85	1,964

Net contract payments	$ 1,554,576	$ 342,553	$ 245,304	$ 5,458,397

Administrative and contingent deferred sales charges under Flex-Annuity IV Contracts	$ 142,812	$ 15,512	$ 14,845	$ 299,824

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For the Year Ended December 31, 1998

Gross contract payments	$ 2,471,970	$ 177,304	$ 208,328	$ 5,230,590

Less deductions for administrative and sales expenses and premium taxes under Variable Annuity Fund 4 Contracts	2,790	1,615	1,300	5,081

Less deductions for premium taxes under Flex-Annuity IV Contracts	2,459	159	194	5,213

Net contract payments	$ 2,466,721	$ 175,530	$ 206,834	$ 5,220,296

Administrative and contingent deffered sales charges under Flex-Annuity IV Contracts	$ 154,800	$ 15,832	$ 18,209	$ 337,671

7. PURCHASES AND SALES OF INVESTMENTS
	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For The Year Ended December 31, 1999

Cost of purchases	$ 9,681,241	$ 3,808,403	$ 1,207,271	$ 22,630,103

Proceeds from sales	(25,087,489)	(5,274,976)	(2,684,994)	(47,582,135)

Notes To Financial Statements (Continued)

8.	NET DECREASE IN ACCUMULATION UNITS

Variable Annuity Fund 4 Contracts

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For The Year Ended December 31, 1999

Units purchased	2,379	14,634	2,063	9,141

Units withdrawn	(232,287)	(345,250)	(70,604)	(488,274)

Units transferred between divisions	11,973	(15,457)	(9,967)	(11,232)

Net decrease	(217,935)	(348,073)	(78,508)	(490,365)

Units, at beginning of the year	1,118,097	887,174	345,859	2,028,815

Units, at end of the year	900,162	541,101	267,351	1,538,450

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For The Year Ended December 31, 1998

Units purchased	2,737	6,988	3,319	10,065

Units withdrawn	(133,465)	(121,212)	(65,222)	(625,196)

Units transferred between divisions	(24,366)	28,034	(24,385)	58,259

Net decrease	(155,094)	(86,190)	(86,288)	(556,872)

Units, at beginning of the year	1,273,191	973,364	432,147	2,585,687

Units, at end of the year	1,118,097	887,174	345,859	2,028,815

Flex-Annuity IV Contracts

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For The Year Ended December 31, 1999

Units purchased	133,334	131,009	61,806	967,346

Units withdrawn	(1,767,916)	(1,194,227)	(374,737)	(7,599,719)

Units transferred between divisions	86,305	682,047	(121,392)	(395,726)

Units transferred to annuity reserves	-	-	-	(6,667)

Net decrease	(1,548,277)	(381,171)	(434,323)	(7,034,766)

Units, at beginning of the year	11,301,840	3,832,215	2,729,709	42,436,643

Units, at end of the year	9,753,563	3,451,044	2,295,386	35,401,877

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division
For The Year Ended December 31, 1998

Units purchased	227,165	70,451	51,088	980,036

Units withdrawn	(1,947,848)	(974,158)	(501,659)	(6,071,251)

Units transferred between divisions	168,200	471,847	50,647	(593,683)

Units transferred to annuity reserves	(19,393)	-	-	-

Net decrease	(1,571,876)	(431,860)	(399,924)	(5,684,898)

Units, at beginning of the year	12,873,716	4,264,075	3,129,633	48,121,541

Units, at end of the year	11,301,840	3,832,215	2,729,709	42,436,643

Notes To Financial Statements (Continued)

9.	CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

As discussed in Note 1, the financial statements only represent activity of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1999 for Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	*Oppenheimer Global Securities Division	*Oppenheimer Strategic Bond Division

Total assets	$1,703,866,600	$107,644,771	$132,667,722	$1,912,871,928	$736,881,297	$403,063,796	$70,641,266

Total liabilities	6,450,532	461,959	521,566	7,579,548	2,454,171	1,080,261	419,774

Net assets	$1,697,416,068	$107,182,812	$132,146,156	$1,905,292,380	$734,427,126	$401,983,535	$70,221,492

Net assets consist of:

Accumulation units - value	$1,695,899,210	$107,114,013	$132,019,299	$1,902,938,611	$734,267,997	$401,884,077	$70,200,599

Annuity reserves	1,516,858	68,799	126,857	2,353,769	159,129	99,458	20,893

Net assets	$1,697,416,068	$107,182,812	$132,146,156	$1,905,292,380	$734,427,126	$401,983,535	$70,221,492

*	Offered on the Flex Extra (Qualified) Contracts only.

Independent Auditors’ Report

The Board of Directors and Policyowners of
Massachusetts Mutual Life Insurance Company

We have audited the accompanying statement of Assets and Liabilities of each of the divisions of the Variable Annuity Fund 4 and Flex Annuity IV (Qualified) Segments of Massachusetts Mutual Variable Annuity Separate Account I (“the Account”), as of December 31, 1999, and the related statements of Operations and of Changes in Net Assets for the year then ended. These financial statements are the responsibility of the Account ’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The Financial Statements of the account for the year ended December 31, 1998, were audited by other auditors, whose report, dated February 25, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the investment company. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1999, and the results of its operations and its changes in net assets for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 1, 2000